Employee Benefit Plans (Components of AOCI and Regulatory Assets and Liabilities) (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	$ 155
Prior service (credit) cost	1
Pension Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	19
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	18
Prior service (credit) cost	(52)
Other Postretirement Benefits | Dominion Energy Gas Holdings, LLC
Defined Benefit Plan Disclosure [Line Items]
Net actuarial loss	4
Prior service (credit) cost	$ (4)